Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2017
Disclosure Of Critical Accounting Estimates And Judgements [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 3:	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

a.	Critical accounting estimates and assumptions:

Accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

1.	Share-based payments - in evaluating the fair value of share-based payment, the Company’s management is required to estimate, among others, different parameters included in the computation of the fair value of the options and the number of options that will vest.

2.	Warrants - In accordance with International Accounting Standard 32: “Financial Instruments: Presentation”, warrants allotted to investors with a cashless exercise mechanism are a “financial liability”. As the aforementioned liability is a non-equity derivative financial instrument, it is classified in accordance with International Accounting Standard 32 “Financial Instruments: Presentation ” as a financial liability at fair value through profit or loss, which is measured at its fair value using Black-Scholes model at each date of the balance sheet, with changes in the fair value carried to “revaluation of warrants to purchase ADS’s” in the statements of comprehensive loss.

The Company’s management is required to estimate, among others, different parameters included in the computation of the fair value of the warrants such as risk-free interest rate, expected volatility and dividend yield